Label	Element	Value
Temporary Equity, Elimination as Part of Reorganization, Shares	ps_TemporaryEquityEliminationasPartofReorganizationShares	48,447,880
Stock Issued During Period, Value, Restricted Stock Award, Gross	us-gaap_StockIssuedDuringPeriodValueRestrictedStockAwardGross	$ 0
Temporary Equity, Elimination as Part of Reorganization	us-gaap_TemporaryEquityEliminationAsPartofReorganization	582,041,000
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	us-gaap_NetIncomeLossIncludingPortionAttributableToNonredeemableNoncontrollingInterest	(42,660,000)
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	us-gaap_NetIncomeLossIncludingPortionAttributableToNonredeemableNoncontrollingInterest	(85,924,000)
Adjustments To Additional Paid In Capital, Settlement Of Equity Appreciation Rights	ps_AdjustmentsToAdditionalPaidInCapitalSettlementOfEquityAppreciationRights	325,000
Stock Issued During Period, Value, Warrants Exercised	ps_StockIssuedDuringPeriodValueWarrantsExercised	0
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	840,000
Stock Issued During Period, Value, Conversion of Units	us-gaap_StockIssuedDuringPeriodValueConversionOfUnits	0
Adjustments Related to Tax Withholding for Share-based Compensation	us-gaap_AdjustmentsRelatedToTaxWithholdingForShareBasedCompensation	16,905,000
Temporary Equity, Accretion to Redemption Value	us-gaap_TemporaryEquityAccretionToRedemptionValue	176,275,000
Preferred Stock, Accretion of Redemption Discount	us-gaap_PreferredStockAccretionOfRedemptionDiscount	176,275,000
Stock Issued During Period, Value, Employee Stock Purchase Plan	us-gaap_StockIssuedDuringPeriodValueEmployeeStockPurchasePlan	12,538,000
Stock Issued During Period, Value, Rescission Agreement Transaction	ps_StockIssuedDuringPeriodValueRescissionAgreementTransaction	0
Stock Issued During Period, Value, Share-based Compensation, Forfeited	us-gaap_StockIssuedDuringPeriodValueShareBasedCompensationForfeited	0
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	0
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesNetOfAdjustments	582,041,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	13,155,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	41,607,000
Adjustments to Additional Paid in Capital, Warrant Issued	us-gaap_AdjustmentsToAdditionalPaidInCapitalWarrantIssued	984,000
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	324,704,000
Noncontrolling Interest, Increase From Reorganization	ps_NoncontrollingInterestIncreaseFromReorganization	(19,628,000)
Adjustments To Additional Paid In Capital, Settlement Of Equity Appreciation Rights	ps_AdjustmentsToAdditionalPaidInCapitalSettlementOfEquityAppreciationRights	325,000
Stock Issued During Period, Value, Stock Options Exercised	us-gaap_StockIssuedDuringPeriodValueStockOptionsExercised	840,000
Stock Issued During Period, Value, Conversion of Units	us-gaap_StockIssuedDuringPeriodValueConversionOfUnits	1,723,000
Adjustments Related to Tax Withholding for Share-based Compensation	us-gaap_AdjustmentsRelatedToTaxWithholdingForShareBasedCompensation	16,905,000
Stock Issued During Period, Value, Employee Stock Purchase Plan	us-gaap_StockIssuedDuringPeriodValueEmployeeStockPurchasePlan	12,537,000
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	(474,007,000)
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesNetOfAdjustments	582,030,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	41,607,000
Noncontrolling Interest [Member]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	(50,000)
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	us-gaap_NetIncomeLossIncludingPortionAttributableToNonredeemableNoncontrollingInterest	(44,917,000)
Stock Issued During Period, Value, Conversion of Units	us-gaap_StockIssuedDuringPeriodValueConversionOfUnits	(1,723,000)
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	134,229,000
AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	(18,000)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	us-gaap_OtherComprehensiveIncomeLossForeignCurrencyTransactionAndTranslationAdjustmentNetOfTax	(44,000)
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	(4,000)
Retained Earnings [Member]
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	us-gaap_NetIncomeLossIncludingPortionAttributableToNonredeemableNoncontrollingInterest	(42,660,000)
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	us-gaap_NetIncomeLossIncludingPortionAttributableToNonredeemableNoncontrollingInterest	(41,007,000)
Preferred Stock, Accretion of Redemption Discount	us-gaap_PreferredStockAccretionOfRedemptionDiscount	162,136,000
Noncontrolling Interest, Increase from Sale of Parent Equity Interest	us-gaap_NoncontrollingInterestIncreaseFromSaleOfParentEquityInterest	339,782,000
Member Units [Member]
Preferred Stock, Accretion of Redemption Discount	us-gaap_PreferredStockAccretionOfRedemptionDiscount	$ 14,139,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(48,407,645)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	$ 13,155,000
Adjustments to Additional Paid in Capital, Warrant Issued	us-gaap_AdjustmentsToAdditionalPaidInCapitalWarrantIssued	$ 984,000
Common Class A [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues	us-gaap_StockIssuedDuringPeriodSharesNewIssues	23,805,000
Stock Issued During Period, Value, New Issues	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 2,000
Stock Issued During Period, Shares, Warrants Exercised	ps_StockIssuedDuringPeriodSharesWarrantsExercised	267,918
Stock Issued During Period, Shares, Conversion of Units	us-gaap_StockIssuedDuringPeriodSharesConversionOfUnits	1,107,448
Stock Issued During Period, Shares, Employee Stock Purchase Plans	us-gaap_StockIssuedDuringPeriodSharesEmployeeStockPurchasePlans	836,365
Stock Issued During Period, Shares, Restricted Stock Award, Gross	us-gaap_StockIssuedDuringPeriodSharesRestrictedStockAwardGross	608,488
Stock Issued During Period, Value, Employee Stock Purchase Plan	us-gaap_StockIssuedDuringPeriodValueEmployeeStockPurchasePlan	$ 1,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	us-gaap_StockIssuedDuringPeriodSharesStockOptionsExercised	61,418
Stock Issued During Period, Shares, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	39,110,660
Stock Issued During Period, Shares, Rescission Agreement Transaction	ps_StockIssuedDuringPeriodSharesRescissionAgreementTransaction	(605,390)
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesNetOfAdjustments	$ 4,000
Common Class C [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Units	us-gaap_StockIssuedDuringPeriodSharesConversionOfUnits	(36,000)
Stock Issued During Period, Shares, Restricted Stock Award, Gross	us-gaap_StockIssuedDuringPeriodSharesRestrictedStockAwardGross	423,862
Stock Issued During Period, Shares, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	14,048,138
Stock Issued During Period, Shares, Rescission Agreement Transaction	ps_StockIssuedDuringPeriodSharesRescissionAgreementTransaction	150,173
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesNetOfAdjustments	$ 1,000
Common Class B [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Units	us-gaap_StockIssuedDuringPeriodSharesConversionOfUnits	(1,071,448)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsForfeitedInPeriod	4,460
Stock Issued During Period, Shares, Conversion of Convertible Securities	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	58,111,572
Stock Issued During Period, Shares, Rescission Agreement Transaction	ps_StockIssuedDuringPeriodSharesRescissionAgreementTransaction	455,217
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecuritiesNetOfAdjustments	$ 6,000